Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
U.S. Global GO GOLD and Precious Metal Miners ETF
Shareholder Report [Line Items]
Fund Name	U.S. Global GO GOLD and Precious Metal Miners ETF
Class Name	U.S. Global GO GOLD and Precious Metal Miners ETF
Trading Symbol	GOAU
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Global GO GOLD and Precious Metal Miners ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
U.S. Global GO GOLD and Precious Metal Miners ETF	$28	0.60%
[1]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.60%
Net Assets	$ 164,808,099
Holdings Count | $ / shares	31
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$164,808,099
Number of Holdings	31
Portfolio Turnover	115%
30-Day SEC Yield	0.24%
30-Day SEC Yield Unsubsidized	0.24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)*
Basic Materials	97.8%
Cash & Other	2.2%

Top 10 Holdings	(%)*
Mount Vernon Liquid Assets Portfolio, LLC	10.1%
Franco-Nevada Corp.	9.9%
OR Royalties, Inc.	9.6%
Wheaton Precious Metals Corp.	9.5%
Aya Gold & Silver, Inc.	4.0%
Harmony Gold Mining Co. Ltd.	4.0%
Fortuna Mining Corp.	3.8%
Endeavour Mining PLC	3.8%
Endeavour Silver Corp.	3.8%
Capricorn Metals Ltd.	3.3%

Top Ten Countries	(%)*
Canada	54.4%
Australia	27.5%
United States	15.1%
South Africa	6.7%
United Kingdom	3.8%
Peru	2.6%
Cash & Other	-10.1%
* Percent of Net Assets

Updated Prospectus Web Address	https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/
U.S. Global JETS ETF
Shareholder Report [Line Items]
Fund Name	U.S. Global JETS ETF
Class Name	U.S. Global JETS ETF
Trading Symbol	JETS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Global JETS ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-jets-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://usglobaletfs.com/fund/u-s-global-jets-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
U.S. Global JETS ETF	$32	0.60%
[2]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Net Assets	$ 959,064,360
Holdings Count | $ / shares	50
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$959,064,360
Number of Holdings	50
Portfolio Turnover	20%
30-Day SEC Yield	0.21%
30-Day SEC Yield Unsubsidized	0.21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)*
Consumer, Cyclical	80.3%
Industrial	11.7%
Communications	7.6%
Cash & Other	0.4%

Top 10 Holdings	(%)*
American Airlines Group, Inc.	11.3%
United Airlines Holdings, Inc.	11.1%
Southwest Airlines Co.	10.6%
Delta Air Lines, Inc.	10.5%
Mount Vernon Liquid Assets Portfolio, LLC	4.4%
Allegiant Travel Co.	4.3%
Frontier Group Holdings, Inc.	4.1%
Air Canada	3.6%
JetBlue Airways Corp.	3.6%
Alaska Air Group, Inc.	3.5%

Top Ten Countries	(%)*
United States	80.2%
Canada	5.4%
France	2.0%
Spain	1.8%
China	1.7%
United Kingdom	1.5%
Mexico	1.4%
Turkey	1.4%
Japan	1.4%
Cash & Other	3.2%
* Percent of Net Assets

Updated Prospectus Web Address	https://usglobaletfs.com/fund/u-s-global-jets-etf/
U.S. Global Sea to Sky Cargo ETF
Shareholder Report [Line Items]
Fund Name	U.S. Global Sea to Sky Cargo ETF
Class Name	U.S. Global Sea to Sky Cargo ETF
Trading Symbol	SEA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Global Sea to Sky Cargo ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
U.S. Global Sea to Sky Cargo ETF	$32	0.60%
[3]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Net Assets	$ 17,514,293
Holdings Count | $ / shares	31
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$17,514,293
Number of Holdings	31
Portfolio Turnover	70%
30-Day SEC Yield	4.25%
30-Day SEC Yield Unsubsidized	3.51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)*
Industrial	94.7%
Consumer, Non-cyclical	3.3%
Cash & Other	2.0%

Top 10 Holdings	(%)*
Mount Vernon Liquid Assets Portfolio, LLC	5.9%
DHT Holdings, Inc.	5.1%
Orient Overseas International Ltd.	4.9%
Wallenius Wilhelmsen ASA	4.9%
COSCO SHIPPING Holdings Co. Ltd.	4.9%
International Seaways, Inc.	4.9%
SITC International Holdings Co. Ltd.	4.9%
Kuehne + Nagel International AG	4.1%
Global Ship Lease, Inc.	4.0%
Wan Hai Lines, Ltd.	3.9%

Top Ten Countries	(%)*
United States	21.9%
China	14.2%
Hong Kong	9.8%
Norway	8.7%
Bermuda	8.6%
Taiwan	5.6%
Singapore	5.3%
Switzerland	4.1%
United Kingdom	4.0%
Cash & Other	17.8%
* Percent of Net Assets

Updated Prospectus Web Address	https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/
U.S. Global Technology and Aerospace & Defense ETF
Shareholder Report [Line Items]
Fund Name	U.S. Global Technology and Aerospace & Defense ETF
Class Name	U.S. Global Technology and Aerospace & Defense ETF
Trading Symbol	WAR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Global Technology and Aerospace & Defense ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://usglobaletfs.com/fund/war/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://usglobaletfs.com/fund/war/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
U.S. Global Technology and Aerospace & Defense ETF	$37	0.60%
[4]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.60%
Net Assets	$ 41,334,522
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$41,334,522
Number of Holdings	30
Portfolio Turnover	127%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)*
Technology	52.8%
Industrial	45.1%
Financial	0.9%
Communications	0.7%
Cash & Other	0.5%

Top 10 Holdings	(%)*
Astera Labs, Inc.	9.4%
Axon Enterprise, Inc.	8.7%
Micron Technology, Inc.	8.5%
Mount Vernon Liquid Assets Portfolio, LLC	8.1%
Mildef Group AB	7.2%
DroneShield Ltd.	5.0%
Intuitive Machines, Inc.	4.9%
Teradyne, Inc.	4.9%
Electro Optic Systems Holdings Ltd.	4.1%
Rolls-Royce Holdings PLC	4.1%

Top Ten Countries	(%)*
United States	79.0%
Australia	9.1%
Sweden	7.2%
Netherlands	5.3%
United Kingdom	4.1%
Cyprus	3.5%
Cash & Other	-8.2%
* Percent of Net Assets

Updated Prospectus Web Address	https://usglobaletfs.com/fund/war/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized